Discontinued Operation (Narrative) (Details) (Weifang Operation [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 30, 2013
Weifang Operation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Impairment Charges	$ 56